UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2015

Date of reporting period:	09/30/2014

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2014

		Percent of
Shares	Common Stock - 97.34%	Net Assets	Fair Value

	Basic Materials	2.70%
15,000	Allegheny Technologies, Inc.		$556,500
15,000	Freeport-McMoRan Copper & Gold, Inc.		489,750
5,000	The Mosaic Company		222,050
7,000	Potash Corp. of Saskatchewan, Inc.		241,920
			1,510,220

	Consumer Discretionary	12.42%
45,000	Comcast Corp.		2,420,100
27,000	Lowe's Companies, Inc.		1,428,840
17,000	Viacom, Inc.		1,307,980
20,000	Walt Disney Co.		1,780,600
			6,937,520

	Consumer Staples	10.61%
16,000	CVS Caremark Corp.		1,273,440
18,000	General Mills, Inc.		908,100
16,000	Pepsico, Inc.		1,489,440
11,000	Procter & Gamble Co.		921,140
10,000	Wal-Mart Stores, Inc.		764,700
15,000	Whole Foods Market, Inc.		571,650
			5,928,470

	Energy	10.71%
13,000	Exxon Mobil Corp.		1,222,650
13,000	National Oilwell Varco, Inc.		989,300
7,000	Noble Corp.		155,540
21,000	Occidental Petroleum Corp.		2,019,150
6,000	Schlumberger Limited		610,140
14,000	Spectra Energy Corp.		549,640
50,000	Talisman Energy, Inc.		432,500
			5,978,920

	Financials	16.24%
8	Berkshire Hathaway, Inc. - A *		1,655,200
1,500	BlackRock, Inc.		492,480
18,000	Capital One Financial Corp.		1,469,160
3,500	Goldman Sachs Group, Inc.		642,495
21,000	JPMorgan Chase & Co.		1,265,040
17,000	MetLife, Inc.		913,240
17,000	Realty Income Corp.		693,430
45,000	Redwood Trust, Inc.		746,100
23,000	Wells Fargo & Company		1,193,010
			9,070,155

	Health Care	16.14%
19,000	Abbott Laboratories		790,210
19,000	AbbVie, Inc.		1,097,440
13,000	Covidien plc		1,124,630
7,000	Edwards Lifesciences Corp. *		715,050
11,000	ICON Public Limited Company *		629,530
18,000	Johnson & Johnson		1,918,620
6,000	Novartis AG		564,780
16,000	United Health Group, Inc.		1,380,000
8,000	Waters Corp. *		792,960
			9,013,220

	Industrials	8.91%
4,000	3M Co.		566,720
32,000	Expeditors International of Washington, Inc.		1,298,560
75,000	General Electric Co.		1,921,500
14,500	ITT Corp.		651,630
17,000	Terex Corp.		540,090
			4,978,500

	Technology	18.22%
15,000	Apple, Inc.		$1,511,250
30,000	Cisco Systems, Inc.		755,100
12,000	eBay, Inc. *		679,560
25,000	EMC Corp.		731,500
700	Google, Inc. Class A *		411,887
700	Google, Inc. Class C *		404,152
25,000	Juniper Networks, Inc. *		553,750
31,000	Microsoft Corp.		1,437,160
40,000	Nuance Communications, Inc. *		616,600
28,000	Oracle Corp.		1,071,840
7,000	QUALCOMM, Inc.		523,390
31,000	Texas Instruments, Inc.		1,478,390
			10,174,579

	Telecommunications	1.39%
6,575	Verizon Communications, Inc.		328,684
13,636	Vodafone Group Plc		448,488
			777,172

	Other Securities - 2.55%
1,421,897	Goldman Sachs Financial Square Government Fund	2.55%	1,421,897

	Total investments in securities (cost $35,893,318)	99.89%	$55,790,653
	Cash	0.01%	2,869
	Other assets, less liabilities	0.10%	57,509
	NET ASSETS	100.00%	$55,851,031

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2014 is as follows:
Federal tax cost of investments	$ 35,893,318

Unrealized appreciation	$ 20,734,719
Unrealized depreciation	$ (837,384)
Total	$ 19,897,335

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2014:

	Level 1	Level 2	Level 3
Common Stock	$ 54,368,756	$ -	$ -
Other Securities	1,421,897	-	-
Total	$ 55,790,653	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2014

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	29.00%
3,000,000	Federal Home Loan Bank 2.00% due 9/13/19		$3,001,707
935,000	Federal Home Loan Bank 2.125% due 3/10/23		891,810
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,334,692
440,000	Federal Home Loan Bank 1.83% due 2/28/19		439,075
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,191,122
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,073,587
2,000,000	Federal National Mortgage Assn. 1.50% due 4/24/18		1,992,318
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,207,764
2,000,000	Federal National Mortgage Assn. Step due 5/15/18		1,988,968
			15,121,043

	Mortgage Backed Securities	11.25%
2,226,702	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,181,315
304,642	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		322,440
80,453	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		84,914
21,973	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		23,291
20,327	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		21,547
10,605	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		10,935
8,262	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		8,716
4,690	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		4,963
358,214	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		379,212
16,128	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		16,530
14,892	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		15,398
211,241	Government National Mortgage Assn. Pool 4.50% due 5/15/18		221,188
322,310	Government National Mortgage Assn. Pool 5.00% due 11/15/33		358,135
112,308	Government National Mortgage Assn. Pool ARM due 8/20/32		116,694
132,684	Government National Mortgage Assn. Pool ARM due 8/20/34		137,753
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		1,962,848
			5,865,879

	Treasury Notes/Bonds/Inflation Protected Securities	45.31%
1,000,000	US Treasury Note 0.75% due 12/31/17		984,062
3,000,000	US Treasury Note 1.375% due 7/31/18		2,987,814
1,000,000	US Treasury Note 1.625% due 11/15/22		945,078
2,000,000	US Treasury Note 2.00% due 2/15/22		1,964,376
2,000,000	US Treasury Note 2.125% due 8/15/21		1,990,000
3,000,000	US Treasury Note 2.375% due 2/28/15		3,028,710
2,000,000	US Treasury Note 2.75% due 2/15/19		2,093,124
2,000,000	US Treasury Note 5.125% due 5/15/16		2,151,796
2,274,540	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,415,455
2,572,269	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,629,342
2,231,680	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,435,147
			23,624,904

	Corporate Bonds	8.27%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,120,514
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,098,097
500,000	Oracle Corp 1.2% due 10/15/17		496,394
500,000	Pfizer, Inc. 6.20% due 3/15/19		584,343
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,015,051
			4,314,399

	Student Loans	3.55%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,852,108

	Other Securities	2.05%
1,065,481	JP Morgan U.S. Government Fund		1,065,481
			1,065,481

	Total investments in securities (cost $50,074,867)	99.43%	$51,843,814
	Other assets, less liabilities	0.57%	295,168
	TOTAL NET ASSETS	100.00%	$52,138,982

The cost basis of investments for federal income tax purposes at September 30, 2014 is as follows:
	Federal tax cost of investments	$ 50,074,867

	Unrealized appreciation	$ 2,046,049
	Unrealized depreciation	(277,102)
	Total	$ 1,768,947

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2014

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 15,121,043	$ -
	Mortgage Backed Securities	-	5,865,879	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	23,624,904	-
	Corporate Bonds	-	4,314,399	-
	Student Loans	-	-	1,852,108
	Other Securities	1,065,481	-	-
	Total	$ 1,065,481	$ 48,926,225	$ 1,852,108

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/19/2014

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/19/2014